Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 35,486,448
Closing balance	37,600,243	$ 44,546	$ 35,486,448
Opening balance	33,103,113
Closing balance	34,275,022		33,103,113
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,974,100		8,536,412
Financial liabilities	2,925,587		3,673,591
Fair Value [Member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	332,724		582,710
Fair Value [Member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,660,450		3,970,899
Fair Value [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,980,926		3,982,803
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,925,587		3,673,591
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	27,265		27,432
Gain (loss) recognized in profit or loss	352		28,603
Purchases, sales and agreements	(8,865)		(28,770)
Closing balance	18,752		27,265
Opening balance	840		1,119
Gain (loss) recognized in profit or loss	(420)		725
Net of purchases, sales and agreements	457		(1,004)
Closing balance	877		840
Level 3 [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	27,265		27,432
Gain (loss) recognized in profit or loss			28,603
Purchases, sales and agreements			(28,770)
Closing balance			27,265
Level 3 [Member] | Financial derivative contracts [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	3,576		5,060
Gain (loss) recognized in profit or loss	1,789		23,803
Purchases, sales and agreements	(3,369)		(25,287)
Closing balance	1,996		3,576
Level 3 [Member] | Financial derivative contracts [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	23,689		22,372
Gain (loss) recognized in profit or loss	(1,437)		4,800
Purchases, sales and agreements	(5,496)		(3,483)
Closing balance	16,756		23,689
Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	840		1,119
Gain (loss) recognized in profit or loss			725
Net of purchases, sales and agreements			(1,004)
Closing balance			840
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	116		181
Gain (loss) recognized in profit or loss	2,331		2,397
Net of purchases, sales and agreements	(1,812)		(2,462)
Closing balance	635		116
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	724		938
Gain (loss) recognized in profit or loss	(2,751)		(1,672)
Net of purchases, sales and agreements	2,269		1,458
Closing balance	$ 242		$ 724